Condensed Statements of Cash Flows - USD ($)	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
OPERATING ACTIVITIES
Net Loss	$ (20,842)	$ (56,571)
Adjustments to reconcile Net Income Loss to net cash provided by (used for) operations:
Stock based compensation		19,150
Accounts Payable	842	842
Deferred revenue		1,000
Net cash used in Operating Activities	(20,000)	(35,579)
FINANCING ACTIVITIES
Issuance of common stock	75,000	98,500
Net cash provided by Financing Activities	75,000	98,500
Net cash increase for period	$ 55,000	$ 62,921
Cash, at beginning of period
Cash, at end of period	$ 55,000	$ 62,921
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes